Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Deposits
6.	Deposits

Deposits are summarized as follows:

	September 30, 2013	December 31, 2012
	(In thousands)
Savings	$1,732,162	1,718,199
Checking accounts	2,696,450	2,498,829
Money market deposits	1,594,389	1,585,865
Certificates of deposits	2,619,334	2,965,964

Total	$8,642,335	8,768,857

8.	Deposits

Deposits are summarized as follows:

	December 31,
	2012			2011
	Weighted Average Rate	Amount	% of Total	Weighted Average Rate	Amount	% of Total
	(In thousands)
Savings	0.37%	$1,718,199	19.59%	0.64%	$1,270,197	17.25%
Checking accounts	0.21%	2,498,829	28.50%	0.32%	1,633,703	22.19%
Money market deposits	0.37%	1,585,865	18.09%	0.67%	1,116,205	15.16%

Total transaction accounts	0.30%	5,802,893	66.18%	0.52%	4,020,105	54.60%
Certificates of deposit	1.19%	2,965,964	33.82%	1.57%	3,341,898	45.40%

Total Deposits	0.60%	$8,768,857	100.00%	1.00%	$7,362,003	100.00%

Scheduled maturities of certificates of deposit are as follows:

	December 31,
	2012	2011
	(In thousands)
Within one year	$1,632,705	2,258,336
One to two years	586,001	552,190
Two to three years	225,973	150,430
Three to four years	284,634	101,652
After four years	236,651	279,290

	$2,965,964	3,341,898

The aggregate amount of certificates of deposit in denominations of $100,000 or more totaled approximately $1.30 billion and $1.41 billion at December 31, 2012 and December 31, 2011.

Interest expense on deposits consists of the following:

	For the Year Ended December 31,
	2012	2011	2010
	(In thousands)
Savings	$7,859	9,713	13,958
Checking accounts	6,586	5,999	6,406
Money market deposits	7,937	7,275	7,299
Certificates of deposit	41,200	56,902	63,148

Total	$63,582	79,889	90,811